Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 37,965,198	$ 6,738,659
Grants receivable		11,875
Prepaid expenses and other current assets	3,957,044	155,679
Restricted cash		102,000
Total current assets	41,922,242	7,008,213
Property and equipment, net	343,059	909,801
Restricted cash	112,000	112,000
Other assets	15,625	57,672
Total assets	42,392,926	8,087,686
Current liabilities:
Accounts payable	545,053	459,035
Accrued expenses and other current liabilities	2,158,792	1,281,660
Loans payable		2,085,129
Deferred rent	33,114	105,776
Total current liabilities	2,736,959	3,931,600
Loans payable, net of current portion		2,783,078
Deferred rent, net of current portion	313,919	18,515
Preferred stock warrant liability	350,519	1,393,674
Total liabilities	3,401,397	8,126,867
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	120,562,138	58,957,834
Stockholders' deficit:
Common stock-$0.001 par value; 85, 00,000 and 132,000,000; shares authorized, 682,494 and 957,56 shares issued and outstanding at December 31, 2012 and 2013, respectively	958	682
Additional paid-in capital	697,283	19,718
Accumulated deficit	(82,268,850)	(59,017,415)
Total stockholders' (deficit) equity	(81,570,609)	(58,997,015)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	42,392,926	8,087,686
Series A convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	25,024,373	25,004,123
Series B convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	30,778,700	30,770,194
Series B-1 convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	4,823,079	3,183,517
Series C convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	$ 59,935,986